Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	TRULIEVE CANNABIS CORP.
Entity Central Index Key	0001754195
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true